Significant Components of Total Deferred Tax Asset (Detail) (USD $)	Dec. 31, 2012	Jan. 01, 2012	Dec. 31, 2011
Deferred Tax Asset [Line Items]
Net operating loss carry forwards	$ 35,362,944		$ 32,835,034
Research and development expenditures	3,884,379		6,500,969
Accrued expenses and other	(12,005)		164,997
Property and equipment	(19,995)		(68,479)
R&D investment tax credits carryforwards	547,716		1,490,326
Deferred tax assets	39,763,039		40,922,847
Deferred tax asset valuation allowance	(39,763,039)	(40,922,847)	(40,922,847)
Deferred Tax Assets, Net of Valuation Allowance, Total